Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Inventory, Net	$ 86,246	$ 67,946
Prime Coil Inventory [Member]
Raw materials	75,917	50,482
Non-standard Coil Inventory [Member]
Raw materials	278	1,063
Tubular Inventory [Member]
Raw materials	5,193	9,050
Finished goods	$ 4,858	$ 7,351